INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET
NOTE 7:	INTANGIBLE ASSETS, NET

	Software	Trademarks	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2022	24,687	36,367	50,108	53,192	156,712	321,066
Exchange rate differences	(50)	(1,262)	(1,455)	(548)	(3,216)	(6,531)
Additions	8,750	-	-	-	-	8,750
Disposals	(1,199)	(19,570)	(2,393)	(4,851)	-	(28,013)
Business combinations	-	7,654	29,169	85,684	92,244	214,751
Balance as of December 31, 2022	32,188	23,189	75,429	133,477	245,740	510,023
Exchange rate differences	25	485	455	272	874	2,111
Additions	15,187	-	-	-	-	15,187
Disposals	(12)	(23,674)	(1,845)	-	(262)	(25,793)

Balance as of December 31, 2023	47,388	-	74,039	133,749	246,352	501,528

Amortization
Balance as of January 1, 2022	14,876	29,786	28,223	39,961	-	112,846
Exchange rate differences	2	(585)	(914)	(198)	-	(1,695)
Additions	6,189	2,514	9,289	10,257	-	28,249
Disposals	(659)	(19,570)	(2,393)	(4,851)	-	(27,473)
Balance as of December 31, 2022	20,408	12,145	34,205	45,169	-	111,927
Exchange rate differences	15	355	353	157	-	880
Additions	7,172	11,174	12,407	21,499	-	52,252
Disposals	(12)	(23,674)	(1,845)	-	-	(25,531)

Balance as of December 31, 2023	27,583	-	45,120	66,825	-	139,528

Carrying amounts
As of December 31, 2023	19,805	-	28,919	66,924	246,352	362,000
As of December 31, 2022	11,780	11,044	41,224	88,308	245,740	398,096

Capitalized development costs

Development costs capitalized in the period amounted to USD 14,222 thousand (2022: USD 8,743 thousand) and were classified under software.

Acceleration of Trademarks

As detailed in Note 1, following the decision to rebrand to Nexxen, the Group accelerated the amortization of its trademark assets, whose useful life ended on December 31, 2023.

Impairment testing for intangible assets

The Company's qualitative assessment during the years ended December 31, 2023, and December 31, 2022, did not indicate that it is more likely than not that the recoverable amount of its intangible assets, and other long-lived assets is less than their aggregate carrying amount.

As of December 31, 2023, and as of December 31, 2022, the estimated recoverable amount based on Company’s market value was lower than the carrying amount, and therefore the recoverable amount was estimated based on value in use and was determined by discounting the future cash flows. The estimated value in use was higher than the carrying amount, and therefore there was no need for impairment.

Key assumptions used in the calculation of recoverable amounts are as of December 31, 2023:

Post-tax discount rate	14% (WACC)
Terminal value growth rate	3%
EBITDA growth rate	26%-42%

Key assumptions used in the calculation of recoverable amounts are as of December 31, 2022:

Post-tax discount rate	15% (WACC)
Terminal value growth rate	3%
EBITDA growth rate	21%-33%

The cash flow projections include specific estimates for four years and a terminal value growth rate thereafter. EBITDA growth rate is expressed as the annual growth rate in the initial five years of the plans used for impairment testing and has been mainly based on past experience and management expectations.